Basis for Preparation - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025 $ / €	Dec. 31, 2025 $ / € $ / €	Dec. 31, 2025 $ / € SFr / €	Dec. 31, 2025 $ / € £ / €	Dec. 31, 2025 $ / € ¥ / €	Dec. 31, 2025 $ / € $ / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 $ / € $ / €	Dec. 31, 2024 SFr / € $ / €	Dec. 31, 2024 $ / € £ / €	Dec. 31, 2024 ¥ / € $ / €	Dec. 31, 2024 $ / € $ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 SFr / €	Dec. 31, 2023 £ / €	Dec. 31, 2023 ¥ / €	Dec. 31, 2023 $ / €	Dec. 31, 2025 $ / €	Dec. 31, 2025 SFr / €	Dec. 31, 2025 £ / €	Dec. 31, 2025 ¥ / €	Dec. 31, 2025 $ / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 SFr / €	Dec. 31, 2024 £ / €	Dec. 31, 2024 ¥ / €	Dec. 31, 2024 $ / €
Basis for Preparation
Middle Rate at December 31	1.7581	1.7581	1.7581	1.7581	1.7581	1.7581	1.6772	1.6772	1.6772	1.6772	1.6772	1.6772							1.6088	0.9314	0.8726	184.09	1.175	1.4948	0.9412	0.8292	163.06	1.0389
Annual Average Exchange Rate	1.7514	1.5782	0.9371	0.8566	168.9457	1.1293	1.6399	1.4819	0.9526	0.8466	163.8174	1.0821	1.6285	1.4596	0.9717	0.8699	151.9421	1.0816